Segment information - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 01, 2017	Jan. 01, 2017
Line of Credit Facility, Maximum Borrowing Capacity	$ 385,000
Property tax and penalties	3,000
Construction contract expenses	0	$ 0	$ 151
Other [Member]
Construction contract expenses			$ 200
Hoegh Grace entities [Member]
Business Acquisition, Percentage of Voting Interests Acquired			49.00%	49.00%	51.00%
Hoegh Grace entities [Member] | Consolidated Entities [Member]
Business Acquisition, Percentage of Voting Interests Acquired					51.00%
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	85,000
$385 Million Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385,000
Neptune And Cape Ann [Member]
Equity Method Investment, Ownership Percentage	50.00%	50.00%	50.00%